Statements of Cash Flows - Schedule of Cash Generated From Operations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash Flow Statement [Abstract]
Profit for the year	₩ 67,310	₩ 84,902	₩ 131,982
Depreciation expense	6,211	6,023	5,252
Amortization expense	4,608	3,211	2,406
Bad debt expenses	752	589	1,402
Unrealized foreign currency loss	4,521	2,026	1,595
Interest expense	282	135	162
Loss on disposal of property and equipment	0	6	0
Loss on disposal of intangible assets	4	0	0
Impairment loss on intangible assets	53	615	1,531
Impairment loss on other non-current assets	1,876	962	0
Post-employment benefit expense	352	127	23
Income tax expense	23,629	21,445	36,717
Unrealized foreign currency gain	(2,323)	(3,579)	(1,417)
Interest income	(15,822)	(17,059)	(11,492)
Gain on disposal of property and equipment	(4)	(8)	(20)
Others	0	0	6
Change in accounts receivable	22,169	(1,886)	2,365
Change in other receivables	(1,249)	2,748	(3,770)
Change in prepaid expenses	(5,524)	(4,493)	397
Change in prepayment	0	0	(1)
Change in other current assets	102	(124)	(696)
Change in other non-current assets	(3,956)	(2,318)	(3,486)
Change in accounts payable	(9,509)	(2,879)	(13,837)
Change in deferred revenue	(7,617)	5,984	(1,292)
Change in withholdings	276	(1,546)	(262)
Change in accrued expenses	(65)	226	255
Change in other current liabilities	0	0	165
Change in other non-current liabilities	(3)	467	2,247
Total	₩ 86,073	₩ 95,574	₩ 150,232